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July 2, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          HIMCO Variable Insurance Trust — Definitive Registration Statement on Form N-14
(File No. 333-196228)

Dear Sir or Madam:

On behalf of HIMCO Variable Insurance Trust (the “Registrant”), attached for filing by means of the EDGAR system is a definitive registration statement on Form N-14 under the Securities Act of 1933, as amended.  This definitive N-14 is being filed in connection with the reorganization of 11 separate series of Hartford Series Fund, Inc. (each an “Acquired Fund”), with and into a corresponding series of the Registrant (each an “Acquiring Fund”) (each, a “Reorganization”). Each Reorganization will be effected by an exchange of shares of the Acquiring Fund for the assumption by the Acquiring Fund of all assets and liabilities of the Acquired Fund.

No fees are required in connection with this filing.  Please call the undersigned at 617.654.8624 or John V. O’Hanlon at 617.728.7111 with any questions regarding the attached.

Sincerely,

/s/ Kevin M. O’Brien
Kevin M. O’Brien

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